Note 11 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
RMB
Balance as of January 1, 2015	53,855
Change in unrecognized tax benefits	825
Gross increase in tax positions	15,674
Balance as of December 31, 2015	70,354
Change in unrecognized tax benefits	—
Gross increase in tax positions	2,424
Balance as of December 31, 2016	72,778
Change in unrecognized tax benefits	—
Gross decrease in tax positions	(2,428)
Balance as of December 31, 2017	70,350

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Current tax expense	26,620	41,985	158,291
Deferred tax (income) expense	(1,067)	(14,736)	9,512
Income tax expense	25,553	27,249	167,803

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of December 31,
	2016	2017
	RMB	RMB
Non-current deferred tax assets:
Operating loss carryforward, after offset unrecognized tax benefits in 2016	33,611	28,003
Less: valuation allowances	(25,334)	(25,912)
Total	8,277	2,091

Non-current deferred tax liabilities:
Intangible assets, net	2,604	339
Investment income	11,973	—
Dividend withholding taxes	—	16,800
Total	14,577	17,139

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Income from continuing operations before income taxes, share of income of affiliates and discontinued operations	172,242	124,051	505,095
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	43,061	31,013	126,274
Expenses not deductible for tax purposes:
Entertainment	685	973	1,411
Other	5,176	3,691	18,863
Tax exemption and tax relief:
Tax rate differential	(34,149)	—	—
Change in valuation allowance	(4,194)	(1,332)	578
Uncertain tax provisions	15,674	2,424	(2,428)
Effect of utilization of deductible temporary difference previously unrecognized	—	(12,872)	—
Deferred income tax for dividend distribution	—	—	16,800
Other	(700)	3,352	6,305
Income tax expense	25,553	27,249	167,803